Schedule of investments
Macquarie Tax-Free Arizona Fund	May 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.80%
Education Revenue Bonds — 30.51%
Arizona Board of Regents Revenue
(Green Bonds) Series A 5.00% 7/1/50	1,485,000	$ 1,513,170
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	932,980
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	311,528
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	256,093
144A 6.00% 7/1/47 #	400,000	404,748
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 5.00% 7/15/49	375,000	331,612
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	486,490
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	603,630
Series A 2.375% 7/1/52	1,205,000	670,040
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/61	1,830,000	1,431,225
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	350,520
(Social Bonds - Equitable School)
Series A 4.00% 11/1/50	1,600,000	1,294,128
Series A 5.00% 11/1/54	500,000	479,030
Arizona State University Revenue System
Series A 5.00% 7/1/43	1,000,000	1,016,570
City of Phoenix, Arizona Industrial Development Authority Revenue
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	942,770
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	241,335
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	1,200,000	1,194,384
(Creighton University Project) 4.00% 7/1/50	1,000,000	828,090
(Highland Prep Projects) Series A 4.00% 7/1/56	2,000,000	1,557,100
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Schedule of investments
Macquarie Tax-Free Arizona Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	$ 711,273
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #, ‡	750,000	525,000
		16,081,716
Electric Revenue Bonds — 8.75%
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	30,181
Series AAA 5.25% 7/1/25 ‡	35,000	19,206
Series WW 5.00% 7/1/28 ‡	550,000	301,813
Series XX 4.75% 7/1/26 ‡	35,000	19,206
Series XX 5.75% 7/1/36 ‡	125,000	68,594
Series ZZ 4.75% 7/1/27 ‡	30,000	16,463
Series ZZ 5.25% 7/1/24 ‡	45,000	24,581
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/47	1,500,000	1,537,275
Series B 5.25% 1/1/53	2,500,000	2,596,875
		4,614,194
Healthcare Revenue Bonds — 19.80%
Arizona Industrial Development Authority Revenue
(Children's National Prince George's County Regional Medical Center) Series A 4.00% 9/1/46	2,250,000	1,967,378
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	145,000	133,187
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 0.00% 1/1/59 ~	174,154	30,381
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	125,391	98,295
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 0.00% 1/1/59 ~	517,536	281,332
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	1,000,000	823,990
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	$ 135,477
5.25% 11/15/46	415,000	341,433
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	142,410
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	242,951
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	904,080
Series F 4.00% 1/1/45	1,750,000	1,557,885
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth) Series A 3.00% 9/1/51	975,000	667,612
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	315,345
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	800,000	507,712
Yavapai County, Arizona Industrial Development Authority Hospital Revenue
(Yavapai Regional Medical Center)
3.125% 8/1/43	1,250,000	959,413
4.00% 8/1/43	1,500,000	1,326,375
		10,435,256
Housing Revenue Bond — 0.98%
Pima County, Arizona Industrial Development Authority Revenue
Series D-1 4.65% 7/1/54 (GNMA)	550,000	517,248
		517,248
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.13%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	13,500
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Schedule of investments
Macquarie Tax-Free Arizona Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #, ‡	285,000	$ 8,550
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	750,000	764,257
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	15,000,000	900,300
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,070,180
		3,756,787
Lease Revenue Bonds — 2.79%
Arizona Game & Fish Department & Community Beneficial Interest Certificates Revenue
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,001,060
Tucson and Pima County, Arizona Industrial Development Authority Revenue
Series A 4.70% 7/1/43 (GNMA)	480,000	471,331
		1,472,391
Local General Obligation Bonds — 3.46%
City of Goodyear, Arizona
3.00% 7/1/39	750,000	629,520
Phoenix, Arizona Various Purpose General Obligation Bond
Series A 5.00% 7/1/46	1,150,000	1,192,424
		1,821,944
Special Tax Revenue Bonds — 16.35%
City of Bullhead, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	648,950
4.00% 7/1/52	1,035,000	873,923
Commonwealth of Puerto Rico Revenue
1.784% 11/1/51 •	186,757	114,622
3.102% 11/1/43 •	1,126,128	677,085
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	1,724,313	1,657,047
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	300,000	$ 306,297
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.674% 7/1/46 ^	2,245,000	720,712
Series A-1 5.75% 7/1/51 ^	1,725,000	407,221
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,275,738
Series A-2 4.329% 7/1/40	1,000,000	933,810
		8,615,405
Transportation Revenue Bonds — 6.18%
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	2,250,000	2,155,387
Series B 5.00% 7/1/49 (AMT)	400,000	391,472
(Senior Lien) 4.00% 7/1/48 (AMT)	500,000	430,670
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-3 6.75% 1/1/46 (AMT)	250,000	276,850
		3,254,379
Water & Sewer Revenue Bond — 0.85%
Goodyear, Arizona Water & Sewer Revenue
Second Series 4.00% 7/1/45 (AG)	500,000	449,075
		449,075
Total Municipal Bonds (cost $56,172,631)		51,018,395

Short-Term Investments — 1.64%
Variable Rate Demand Notes — 1.64%
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital) Series A 3.00% 2/1/48 (LOC – JPMorgan Chase Bank N.A.)¤	465,000	465,000
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Schedule of investments
Macquarie Tax-Free Arizona Fund
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Mayo Clinic) Series B 2.85% 11/15/52 (SPA - Northern Trust)¤	400,000	$ 400,000
Total Short-Term Investments (cost $865,000)		865,000
Total Value of Securities—98.44% (cost $57,037,631)		51,883,395

Receivables and Other Assets Net of Liabilities—1.56%		823,824
Net Assets Applicable to 5,430,894 Shares Outstanding—100.00%		$52,707,219
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2025, the aggregate value of Rule 144A securities was $4,615,205, which represents 8.76% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2025.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
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Summary of abbreviations: (continued)
GNMA – Government National Mortgage Association
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
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